UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Azentus Capital Management Limited
Address: Suite 1108, 11th Floor, ICBC Tower
         3 Garden Road
         Central, Hong Kong

13F File Number:  028-14768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger Denby-Jones
Title:     Chief Operating Officer
Phone:     (852) 2281-6678

Signature, Place, and Date of Signing:

 /s/  Roger Denby-Jones     Hong Kong     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $380,988 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    53579  1258000 SH  PUT  SOLE                  1258000        0        0
CHENIERE ENERGY INC            COM NEW          16411R208    26890  1824314 SH       SOLE                  1824314        0        0
CITIGROUP INC                  COM NEW          172967424    15487   565000 SH  PUT  SOLE                   565000        0        0
CITIGROUP INC                  COM NEW          172967424   102788  3750000 SH  CALL SOLE                  3750000        0        0
CITIGROUP INC                  COM NEW          172967424    28813  1051200 SH       SOLE                  1051200        0        0
HOME INNS & HOTELS MGMT INC    NOTE 2.000%12/1  43713WAB3     7800 10000000 PRN      SOLE                 10000000        0        0
MELCO CROWN ENTMT LTD          ADR              585464100     9346   811318 SH       SOLE                   811318        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    70775   520000 SH  PUT  SOLE                   520000        0        0
UNIVERSAL DISPLAY CORP         COM              91347P105    46556  1295380 SH       SOLE                  1295380        0        0
VISTEON CORP                   COM NEW          92839U206    18954   505432 SH       SOLE                   505432        0        0